AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

September 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.0%
Industrials – 17.4%
Aerospace & Defense – 7.1%
Airbus SE	41,679	$6,099,982
BAE Systems PLC	286,253	4,752,392
Melrose Industries PLC	916,982	5,604,193
MTU Aero Engines AG	11,564	3,614,071

		20,070,638

Air Freight & Logistics – 0.2%
SG Holdings Co., Ltd.	54,700	586,677

Construction & Engineering – 1.4%
Shimizu Corp.	570,600	3,933,052

Electrical Equipment – 0.9%
Fuji Electric Co., Ltd.(a)	41,200	2,496,441

Machinery – 6.4%
Amada Co., Ltd.(a)	239,800	2,448,284
IHI Corp.(a)	88,000	4,615,093
Kawasaki Heavy Industries Ltd.(a)	71,500	2,930,723
Techtronic Industries Co., Ltd.	288,000	4,299,386
Toyota Industries Corp.	50,200	3,892,634

		18,186,120

Passenger Airlines – 1.4%
Ryanair Holdings PLC (Sponsored ADR)(a)	90,280	4,078,850

		49,351,778

Financials – 12.8%
Banks – 10.1%
ABN AMRO Bank NV	193,816	3,502,610
Bank of Ireland Group PLC	241,964	2,702,136
Danske Bank A/S	138,231	4,157,811
Erste Group Bank AG	102,068	5,593,166
NatWest Group PLC	1,527,558	7,071,606
Resona Holdings, Inc.	782,400	5,482,348

		28,509,677

Insurance – 2.7%
ASR Nederland NV(a)	79,465	3,895,562
Prudential PLC	406,614	3,772,257

		7,667,819

		36,177,496

Consumer Staples – 11.9%
Beverages – 3.2%
Coca-Cola Europacific Partners PLC	62,510	4,922,663
Heineken NV(a)	45,209	4,013,207

		8,935,870

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 3.9%
Carrefour SA	251,512	$4,288,640
Koninklijke Ahold Delhaize NV	198,679	6,862,577

		11,151,217

Food Products – 2.4%
Nestle SA (REG)	67,883	6,821,727

Personal Care Products – 2.4%
Haleon PLC	1,287,342	6,736,018

		33,644,832

Health Care – 10.3%
Health Care Equipment & Supplies – 3.1%
ConvaTec Group PLC(b)	557,848	1,694,299
ResMed, Inc.	285,462	6,936,563

		8,630,862

Health Care Providers & Services – 1.8%
Fresenius SE & Co. KGaA(c)	134,137	5,117,420

Pharmaceuticals – 5.4%
GSK PLC	192,833	3,926,276
Merck KGaA	23,923	4,223,143
Roche Holding AG (Genusschein)	22,450	7,184,385

		15,333,804

		29,082,086

Consumer Discretionary – 9.7%
Automobiles – 2.8%
Honda Motor Co., Ltd.	399,800	4,268,401
Subaru Corp.(a)	210,100	3,716,907

		7,985,308

Hotels, Restaurants & Leisure – 0.7%
Entain PLC(a)	195,480	1,997,247

Household Durables – 3.5%
Persimmon PLC	136,350	3,000,500
Sony Group Corp.	348,500	6,770,512

		9,771,012

Specialty Retail – 1.4%
JD Sports Fashion PLC	1,980,288	4,083,239

Textiles, Apparel & Luxury Goods – 1.3%
Burberry Group PLC	142,106	1,332,608
Kering SA	7,988	2,299,362

		3,631,970

		27,468,776

Materials – 8.8%
Chemicals – 4.5%
Arkema SA	45,493	4,333,145
Kuraray Co., Ltd.	306,400	4,552,853
Tosoh Corp.(a)	278,000	3,722,331

		12,608,329

Company	Shares	U.S. $ Value

Construction Materials – 2.0%
CRH PLC	62,435	$5,790,222

Metals & Mining – 2.3%
Endeavour Mining PLC(a)	125,175	2,962,300
Lundin Mining Corp.(a)	349,260	3,659,295

		6,621,595

		25,020,146

Energy – 8.1%
Energy Equipment & Services – 4.6%
Shell PLC	284,645	9,403,067
Vallourec SACA(c)	233,940	3,546,683

		12,949,750

Oil, Gas & Consumable Fuels – 3.5%
Cameco Corp.(a)	120,080	5,736,529
Repsol SA	325,563	4,293,940

		10,030,469

		22,980,219

Information Technology – 6.9%
Semiconductors & Semiconductor Equipment – 5.5%
NXP Semiconductors NV	15,684	3,764,317
Taiwan Semiconductor Manufacturing Co., Ltd.	168,000	5,065,893
Tokyo Electron Ltd.	37,900	6,758,920

		15,589,130

Technology Hardware, Storage & Peripherals – 1.4%
Samsung Electronics Co., Ltd.	84,660	3,956,905

		19,546,035

Communication Services – 5.2%
Diversified Telecommunication Services – 5.2%
Deutsche Telekom AG (REG)	218,574	6,419,349
Koninklijke KPN NV	1,035,360	4,228,700
Telstra Group Ltd.	1,587,893	4,250,042

		14,898,091

Utilities – 3.9%
Electric Utilities – 3.9%
EDP SA	1,362,041	6,211,985
Enel SpA	625,506	4,996,414

		11,208,399

Total Common Stocks (cost $222,618,531)		269,377,858

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.8%
Investment Companies – 5.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(d) (e) (f) (cost $16,404,344)	16,404,344	$16,404,344

Total Investments Before Security Lending Collateral for Securities Loaned – 100.8% (cost $239,022,875)		285,782,202

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(d) (e) (f) (cost $6,125,297)	6,125,297	6,125,297

Total Investments – 103.0% (cost $245,148,172)(g)		291,907,499
Other assets less liabilities – (3.0)%		(8,457,649)

Net Assets – 100.0%		$283,449,850

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	JPY	625,241	USD	4,406	10/17/2024	$46,891
Bank of America, NA	JPY	314,596	USD	2,143	10/17/2024	(50,368)
Bank of America, NA	SGD	927	USD	705	10/18/2024	(17,092)
Bank of America, NA	EUR	23,174	USD	25,429	10/25/2024	(392,251)
Bank of America, NA	USD	1,084	CHF	917	10/25/2024	2,709
Bank of America, NA	USD	2,183	EUR	1,970	10/25/2024	11,619
Bank of America, NA	USD	657	EUR	587	10/25/2024	(3,040)
Bank of America, NA	CAD	5,807	USD	4,284	11/07/2024	(13,071)
Bank of America, NA	USD	506	CAD	686	11/07/2024	1,427
Bank of America, NA	GBP	2,702	USD	3,577	11/08/2024	(35,612)
Bank of America, NA	USD	17,119	AUD	25,314	11/22/2024	393,183
Barclays Bank PLC	BRL	3,818	USD	701	10/02/2024	(51)
Barclays Bank PLC	USD	687	BRL	3,818	10/02/2024	13,797
Barclays Bank PLC	JPY	151,099	USD	1,054	10/17/2024	211
Barclays Bank PLC	JPY	212,334	USD	1,463	10/17/2024	(17,160)
Barclays Bank PLC	USD	4,889	JPY	706,969	10/17/2024	39,779
Barclays Bank PLC	USD	992	JPY	139,086	10/17/2024	(21,947)
Barclays Bank PLC	USD	5,344	EUR	4,876	10/25/2024	88,950
Barclays Bank PLC	CAD	939	USD	692	11/07/2024	(2,822)
Citibank, NA	USD	411	KRW	568,413	10/18/2024	20,041
Citibank, NA	CAD	2,256	USD	1,665	11/07/2024	(4,420)
Citibank, NA	GBP	564	USD	741	11/08/2024	(13,246)
Citibank, NA	TWD	124,730	USD	3,919	11/22/2024	(44,010)
Citibank, NA	USD	816	AUD	1,183	11/22/2024	2,393
Deutsche Bank AG	USD	645	GBP	488	11/08/2024	6,820
Goldman Sachs Bank USA	JPY	517,747	USD	3,575	10/17/2024	(35,176)
Goldman Sachs Bank USA	USD	600	JPY	87,106	10/17/2024	7,164
Goldman Sachs Bank USA	USD	9,434	CHF	7,972	10/25/2024	9,626
Goldman Sachs Bank USA	USD	1,375	EUR	1,247	10/25/2024	14,384
HSBC Bank USA	CHF	581	USD	688	10/25/2024	(513)
HSBC Bank USA	EUR	734	USD	822	10/25/2024	3,810

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	EUR	3,372	USD	3,719	10/25/2024	$(38,431)
HSBC Bank USA	USD	1,558	ILS	5,848	12/11/2024	13,643
JPMorgan Chase Bank, NA	USD	5,125	JPY	749,830	10/17/2024	102,518
JPMorgan Chase Bank, NA	USD	5,246	JPY	740,081	10/17/2024	(85,988)
JPMorgan Chase Bank, NA	EUR	654	USD	729	10/25/2024	591
JPMorgan Chase Bank, NA	EUR	1,070	USD	1,172	10/25/2024	(20,260)
JPMorgan Chase Bank, NA	USD	1,215	EUR	1,086	10/25/2024	(5,231)
JPMorgan Chase Bank, NA	TWD	22,127	USD	703	11/22/2024	(118)
Morgan Stanley Capital Services, Inc.	BRL	3,818	USD	701	10/02/2024	219
Morgan Stanley Capital Services, Inc.	USD	701	BRL	3,818	10/02/2024	51
Morgan Stanley Capital Services, Inc.	JPY	125,272	USD	887	10/17/2024	13,373
Morgan Stanley Capital Services, Inc.	USD	4,323	JPY	625,683	10/17/2024	38,805
Morgan Stanley Capital Services, Inc.	USD	1,470	JPY	209,107	10/17/2024	(11,708)
Morgan Stanley Capital Services, Inc.	KRW	9,079,405	USD	6,628	10/18/2024	(260,772)
Morgan Stanley Capital Services, Inc.	USD	2,344	KRW	3,164,442	10/18/2024	56,931
Morgan Stanley Capital Services, Inc.	USD	3,617	SGD	4,849	10/18/2024	158,676
Morgan Stanley Capital Services, Inc.	CHF	515	USD	612	10/25/2024	1,772
Morgan Stanley Capital Services, Inc.	USD	3,448	EUR	3,135	10/25/2024	44,757
Morgan Stanley Capital Services, Inc.	USD	605	EUR	542	10/25/2024	(912)
Morgan Stanley Capital Services, Inc.	USD	699	BRL	3,818	11/04/2024	(268)
Morgan Stanley Capital Services, Inc.	USD	2,278	NOK	24,088	11/22/2024	5,752
Morgan Stanley Capital Services, Inc.	USD	9,473	SEK	96,157	11/22/2024	17,698
NatWest Markets PLC	JPY	96,208	USD	679	10/17/2024	8,402
NatWest Markets PLC	USD	816	CHF	691	10/25/2024	2,732
NatWest Markets PLC	USD	1,062	EUR	960	10/25/2024	8,424
Nomura Global Financial Products, Inc.	USD	1,394	CHF	1,192	10/25/2024	17,882
State Street Bank & Trust Co.	HKD	23,540	USD	3,022	10/17/2024	(6,853)
State Street Bank & Trust Co.	USD	376	JPY	53,105	10/17/2024	(6,002)
State Street Bank & Trust Co.	CHF	113	USD	134	10/25/2024	397
State Street Bank & Trust Co.	USD	2,614	EUR	2,371	10/25/2024	26,467
State Street Bank & Trust Co.	USD	2,911	EUR	2,602	10/25/2024	(10,817)
State Street Bank & Trust Co.	CAD	2,748	USD	2,024	11/07/2024	(9,442)
State Street Bank & Trust Co.	USD	427	CAD	577	11/07/2024	178
State Street Bank & Trust Co.	GBP	1,396	USD	1,869	11/08/2024	2,977
State Street Bank & Trust Co.	GBP	603	USD	788	11/08/2024	(18,038)
State Street Bank & Trust Co.	USD	1,816	GBP	1,379	11/08/2024	28,601
State Street Bank & Trust Co.	USD	292	AUD	424	11/22/2024	1,224
UBS AG	USD	746	KRW	998,585	10/18/2024	11,809
UBS AG	CHF	854	USD	1,009	10/25/2024	(3,131)
UBS AG	EUR	760	USD	847	10/25/2024	530

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
UBS AG	EUR	809	USD	896	10/25/2024	$(5,685)
UBS AG	USD	709	CHF	613	10/25/2024	17,622
UBS AG	USD	1,529	CHF	1,290	10/25/2024	(924)
UBS AG	USD	2,735	EUR	2,448	10/25/2024	(7,706)
UBS AG	CAD	1,159	USD	860	11/07/2024	2,236
UBS AG	GBP	2,047	USD	2,704	11/08/2024	(32,090)

						$71,916

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the market value of this security amounted to $1,694,299 or 0.6% of net assets.

(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,447,810 and gross unrealized depreciation of investments was $(8,863,638), resulting in net unrealized appreciation of $46,831,243.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2024 (unaudited)

19.6%	Japan
16.4%	United Kingdom
9.5%	United States
7.9%	Netherlands
7.2%	France
6.8%	Germany
4.9%	Switzerland
3.2%	Italy
2.8%	Hong Kong
2.2%	Portugal
2.0%	Canada
1.9%	Austria
1.8%	Taiwan
8.1%	Other
5.7%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.5% or less in the following: Australia, Chile, Denmark, Ireland, South Korea and Spain.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

September 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$4,078,850	$45,272,928		$—	$49,351,778
Financials	—	36,177,496		—	36,177,496
Consumer Staples	11,785,240	21,859,592		—	33,644,832
Health Care	—	29,082,086		—	29,082,086
Consumer Discretionary	—	27,468,776		—	27,468,776
Materials	9,449,517	15,570,629		—	25,020,146
Energy	5,736,529	17,243,690		—	22,980,219
Information Technology	3,764,317	15,781,718		—	19,546,035
Communication Services	—	14,898,091		—	14,898,091
Utilities	—	11,208,399		—	11,208,399
Short-Term Investments	16,404,344	—		—	16,404,344
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,125,297	—		—	6,125,297

Total Investments in Securities	57,344,094	234,563,405	(a)	—	291,907,499
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	1,247,071		—	1,247,071
Liabilities:
Forward Currency Exchange Contracts	—	(1,175,155)		—	(1,175,155)

Total	$57,344,094	$234,635,321		$—	$291,979,415

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2024 is as follows:

Fund	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,119	$79,786	$66,501	$16,404	$248
Government Money Market Portfolio*	273	54,787	48,935	6,125	239
Total	$3,392	$134,573	$115,436	$22,529	$487

*	Investments of cash collateral for securities lending transactions.